Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Equity Method Investments
Our most significant equity method investments are:

Equity method investments at Dec. 31, 2013
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon	50.0%	$576
Wing Hang	20.8%	$535
Siguler Guff	20.0%	$278
ConvergEx	33.9%	$133	(a)

(a)
In addition to the common ownership interest noted, BNY Mellon also holds an interest in ConvergEx nonvoting Series B preferred units.  The book value at Dec. 31, 2013 is reflective of our combined common and preferred interests in ConvergEx.